Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The unaudited interim condensed financial statements have been prepared on the same basis as the annual financial statements and reflect all adjustments of a normal and recurring nature that are necessary for the fair presentation of the Company’s condensed balance sheets, results of operations, cash flows and statements of stockholders’ equity for the periods presented. The results of operations for the three and nine months ended September 30, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021 or for any other future annual or interim period. The balance sheet as of December 31, 2020 included herein was derived from the audited financial statements as of that date after reclassifications related to discontinued operations. These unaudited condensed financial statements should be read in conjunction with the Company’s audited financial statements included in the Company’s Annual Report on Form
10-K
filed with the Securities and Exchange Commission (“SEC”) on March 17, 2021.

Reclassifications	Reclassifications Certain prior period amounts have been reclassified to conform to the current period presentation.
Use of Estimates
Use of estimates
The unaudited condensed financial statements have been prepared by management in accordance with accounting principles generally accepted in the United States (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and reported disclosures of contingent liabilities at the dates of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates. The Company’s financial statements are based upon a number of estimates, including but not limited to, allowance for doubtful accounts, evaluation of impairment of assets, reserves for warranty costs including product recalls, evaluation of probable loss contingencies, fair value of stock option awards granted and revenue recognition for multiple performance obligations.

Use of estimates
—The financial statements of the
Company
have been prepared by management in accordance with accounting principles generally accepted in the United States of America. The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and reported disclosures of contingent liabilities at the dates of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates. The Company’s financial
statements
are based upon a number of estimates, including but not limited to, allowance for doubtful accounts, reserves for warranty costs including product recalls, evaluation of probable loss contingencies, fair value of stock option awards granted and revenue recognition for multiple performance obligations.

Short-term Investments
Short-term Investments
—
Investments with original maturities of greater than three months are classified as short-term investments. Debt investments are classified as available-for-sale
and realized gains and losses are recorded using the specific identification method. Changes in fair value, excluding other-than-temporary impairments, are recorded in other comprehensive income (“OCI”). Debt investments are impaired when a decline in fair value is judged to be other-than-temporary. Fair value is calculated based on publicly available market information or other estimates determined by management. The Company employs a systematic methodology on a quarterly basis that considers available quantitative and qualitative evidence in evaluating potential impairment of our investments. If the cost of an investment exceeds its fair value, the Company evaluates, among other factors, general market conditions, credit quality of debt instrument issuers, and the duration and extent to which the fair value is less than cost. The Company also evaluates whether it has plans to sell the security or it is more likely than not that the Company will be required to sell the security before recovery. In addition, the Company considers specific adverse conditions related to the financial health of and business outlook for the investee, including industry and sector performance, changes in technology, and operational and financing cash flow factors. Once a decline in fair value is determined to be other-than-temporary, an impairment charge is recorded in other income (expense), net and a new cost basis in the investment is established.

Fair Value Measurements
Fair Value Measurements
Fair value represents the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants and is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. A three-tier value hierarchy is used to identify inputs used in measuring fair value as follows:
Level 1—Observable inputs that reflect quoted market prices (unadjusted) for identical assets or liabilities in active markets;
Level 2—Inputs other than the quoted prices in active markets that are observable either directly or indirectly in the marketplace for identical or similar assets and liabilities; and
Level 3—Unobservable inputs that are supported by little or no market data, which require the Company to develop its own assumptions.
The hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. The Company measures its cash and cash equivalents and short-term investments at fair value.

Fair value measurements
—
Fair value represents the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants and is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. A three-tier value hierarchy is used to identify inputs used in measuring fair value as follows:
Level 1—Observable inputs that reflect quoted market prices (unadjusted) for identical assets or liabilities in active markets.
Level 2—Inputs other than the quoted prices in active markets that are observable either directly or indirectly in the marketplace for identical or similar assets and liabilities; and
Level 3—Unobservable inputs that are supported by little or no market data, which require the Company to develop its own assumptions.
The hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.
The Company measures its cash and cash equivalents and short-term investments at fair value.

Fair Value of Financial Instruments
Fair value of financial instruments
—Cash and cash equivalents, trade accounts receivable, accounts payable, accrued expenses, deferred revenue and other current assets and liabilities are reported on the balance sheets at carrying value which approximates fair value due to the short-term maturities of these instruments.
The fair value of the Company’s debt, which is classified as equipment financing liability on the balance sheets, is estimated based on current rates offered to the Company for similar debt and approximates carrying value.

Cash and Cash Equivalents
Cash and cash equivalents
—
The
Company considers all short-term, highly liquid investments with original maturities of three months or less to be cash equivalents. Cash equivalents primarily represent funds invested in readily available checking and money market accounts. The Company maintains deposits in financial institutions in excess of federally insured limits.

Accounts Receivable, Net
Accounts receivable, net
—Trade accounts receivable are presented net of allowances for doubtful accounts.

The Company sells or leases its lasers to distributors or physicians directly with various forms of financing options. The Company extends credit based on an evaluation of the customers’ financial condition generally without requiring collateral. Exposure to losses on trade receivables is expected to vary by customer due to the financial condition of each customer. The Company monitors exposure to credit losses and maintains allowances for anticipated losses considered necessary under the circumstances.
The Company maintains an allowance for doubtful accounts for balances that appear to have specific collection issues and expected credit losses. The collection process is based on the age of the invoice and requires attempted contacts with the customer at specified intervals. If, after a specified number of days, the Company has been unsuccessful in its collection efforts, provision for doubtful accounts is recorded for the balance in question. Delinquent accounts receivable are charged against the allowance for doubtful accounts once the Company has determined the amounts are uncollectible. The factors considered in reaching this determination are the apparent financial condition of the customer and the Company’s success in contacting and negotiating with the customer. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required.
The following table shows the allowance for doubtful accounts activity (in thousands):

	Year Ended December 31,
	2020	2019
Balance at beginning of period	$305	$193
Provision for doubtful accounts	42	254
Deductions	(263)	(142)

Balance at end of period	$84	$305

Inventories
Inventories
Inventories are stated at the lower of cost
(first-in,
first-out
method) or net realizable value. Cost includes materials, labor and manufacturing overhead related to the purchase and production of inventories. The Company reduces the carrying value of inventories for those items that are potentially excess or obsolete based on changes in customer demand, technological developments or other economic factors.
Catheters are manufactured
in-house,
and each catheter is tested at various stages of the manufacturing process for adherence to quality standards. Catheters that do not meet functionality specification at each test point are destroyed and immediately written off, with the expense recorded in cost of revenue in the statements of operations. Once manufactured, completed catheters that pass quality assurance are sent to a third-party for sterilization and sealed in a sterile container. Upon return from the third-party sterilizer, a sample of catheters from each batch are re-tested.
If the sample tests are successful, the batch is accepted into finished goods inventory. If the sample tests are unsuccessful, the entire batch is written off with the expense recorded in cost of revenue in the statements of operations.

Inventories
—Inventories are stated at the lower of cost
(first-in,
first-out
method) or net realizable value. Cost includes materials, labor and manufacturing overhead related to the purchase and production of inventories. The Company reduces the carrying value of inventories for those items that are potentially excess, obsolete or slow-moving based on changes in customer demand, technological developments or other economic factors.
Catheters are manufactured
in-house
and each catheter is tested at various stages of the manufacturing process for adherence to quality standards. Catheters that do not meet functionality specification at each test point are destroyed and immediately written off, with the expense recorded in cost of revenue in the statements of operations. Once manufactured, completed catheters that pass quality assurance, are sent to a third-party for sterilization and sealed in a sterile container. Upon return from the third-party sterilizer, a sample of catheters from each batch are re-tested.
If the sample tests are successful, the batch is accepted into finished goods inventory and if the sample tests are unsuccessful, the entire batch is written off, with the expense recorded in cost of revenue in the statements of operations.

Property and Equipment, Net
Property and equipment, net
—Property and equipment are recorded at cost and are depreciated on a straight-line basis over their estimated useful lives as follows:

Computer hardware and software	4 -5 years
Furniture and fixtures	5 years
Machinery and equipment	5 -10 years
Lasers	3 - 5 years
Automobiles	5 years
Leasehold improvements are depreciated over the shorter of the useful life of the leasehold improvement or the term of the underlying property’s lease.

When assets are retired
or
otherwise disposed of, the cost and related accumulated depreciation are removed from the account balances and any resulting gain or loss is recognized in income for the period. The cost of repairs and maintenance is expensed as incurred, whereas significant betterments are capitalized.

Impairment of Long-lived Assets
Impairment of long-lived assets
—The
Company
periodically reviews its long-lived assets for impairment when certain events or changes in circumstances indicate that the carrying value of the long-lived assets may not be recoverable. Should the sum of the undiscounted expected future net cash flows be less than the carrying value, the Company would recognize an impairment loss at that date. The inconsistencies in the DABRA catheter performance, the voluntary product recall and the reduction in the sales force resulted in lower current and expected revenues for the vascular segment, led the Company to accelerate its annual testing for asset impairment into the third quarter of 2019. There were no impairment charges for the years ended December 31, 2020 or 2019.

Product Warranty
Product warranty
—The Company records estimated product warranty costs at the time of sale. Products are warrantied against defects in material and workmanship when properly used for their intended purpose and appropriately maintained. Accordingly, the Company generally replaces catheters that kink or fail to calibrate. The product warranty liability is determined based on historical information such as past experience, product failure rates or number of units repaired, estimated cost of material and labor. The product warranty liability also includes the estimated costs of a product recall.
Product warranties are included for the first year after the sale for laser sales. For lasers, the customer may purchase an extended service contract, which is either negotiated in the contract or sold as a separate component for which revenue is recognized over the term of the agreement.
The warranty accrual is included in accrued expenses in the accompanying balance sheets. Warranty expenses are included in cost of revenue in the accompanying statements of operations. Changes in estimates to previously established warranty accruals result from current period updates to assumptions regarding repair and product recall costs and are included in current period warranty expense.

Revenue Recognition
Revenue recognition
—The Company adopted ASC Topic 606 (Topic 606),
Revenue from Contracts with Customers
, on January 1, 2019 using the modified retrospective method to all contract agreements not completed as of January 1, 2019. Results for reporting periods beginning after January 1, 2019 are presented under Topic 606 while, as permitted by Topic 606, prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior period. The Company recorded a cumulative catch up adjustment to beginning accumulated deficit to reflect the impact of adopting Topic 606. The adoption of Topic 606 did not have a material effect on our results of operations for the year ended December 31, 2019.
The Company generates revenue from the sale of products and services. Product sales consist of the sale of DABRA and Pharos laser systems, the sale of catheters for use with the DABRA laser, and the sale of consumables and replacement parts. The Company’s sales agreements generally do not include right-of-return
provisions for any form of consideration including partial refund or credit against amounts owed to the Company. Services and other revenue primarily consist of sales of extended warranty and billable services, including repair activity and income from rental of lasers.
The Company determines revenue recognition incorporating the following steps:

•	Identification of each contract with a customer;

•	Identification of the performance obligations in the contract;

•	Determination of the transaction price;

•	Allocation of the transaction price to the performance obligations in the contract; and

•	Recognition of revenue when, or as, performance obligations are satisfied.

The Company accounts for a contract with a customer when it has a legally enforceable contract with the customer, the arrangement identifies the rights of the parties, the contract has commercial substance, and the Company determines it is probable that it will collect the contract consideration. The Company recognizes revenue when control of the promised goods or services transfers to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. Taxes collected from customers relating to goods or services and remitted to governmental authorities are excluded from revenue.
Catheter Revenue
The Company enters into a DABRA laser commercial usage agreement or DABRA laser placement acknowledgement with each customer that is supplied a DABRA laser, collectively the “usage agreement”. The usage agreement provides for specific terms of continued use of DABRA laser, including a nominal periodic fee. The terms of a usage agreement typically allow the Company to place a DABRA laser at a customer’s specified location without a specified contract term. Under the usage agreement terms, the Company retains all ownership rights to the DABRA laser and is permitted to request the return of the equipment within 10 business days of notification. While the laser periodic fees are nominal, the laser usage agreements provide the Company the exclusive rights to supply related single-use
catheters to the customer which aggregate the majority of the vascular segment revenue. There are no specified minimum purchase commitments for the catheters.
The Company recognizes revenue associated with the usage agreement and catheter supply arrangements in accordance with Topic 606 as the contract primarily includes variable payments, the catheters are priced at their standalone selling price and the laser equipment is insignificant in the context of the contract. Revenue is recognized when the performance obligation is satisfied, which is generally upon shipment of the catheter.
Laser Sales
Sales of laser systems and are included in product sales in the statements of operations. The Company recognizes revenue on laser sales at the point in time that control transfers to the customer. Control of the product typically transfers upon shipment.
Warranty Service Revenue
The Company typically provides a
12-month
warranty with the purchase of its laser systems. Customers can extend the warranty period through the purchase of extended warranty service contracts. Extended warranty service contracts are sold with contract terms ranging from 12 to 60 months and cover periods after the end of the initial
12-month
warranty period. The warranty provides the customer with maintenance services in addition to the assurance that the laser product complies with agreed-upon specifications. Therefore, the warranty service is treated as a separate performance obligation from the laser system. Warranty services are a stand-ready obligation, and the Company recognizes revenue on a straight-line basis over the service contract term. Warranty service revenue is included in service and other revenue in the statements of operations. Deferred revenue, on January 1, 2020 and 2019, was $3.3 million and $2.8 million, respectively. Revenue recognized in the years ended December 31, 2020 and 2019 relating to amounts previously included in deferred revenue was $2.0 million and $1.9 million, respectively. The deferred revenue greater than one year will be recognized during the remaining service period through 2024. The deferred revenue is recorded as liabilities of discontinued operations in the balance sheets at December 31, 2020 and 2019.
Distributor Transactions
In certain markets outside the U.S., the Company sells products and provides services to customers through distributors that specialize in medical device products. The terms of sales transactions through distributors are generally consistent with the terms of direct sales to customers. The Company accounts for these transactions in accordance with the Company’s revenue recognition policy described herein.

Contracts with multiple performance obligations
Certain of the Company’s contracts with customers contain multiple performance obligations. For these contracts, the Company accounts for individual products and services as separate performance obligations if they are distinct, which is if (i) a product or service is separately identifiable from other items in the arrangement and (ii) the customer can benefit from the product or service on its own or with other readily available resources. The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis. The Company determines standalone selling prices based on observable prices of products or services sold separately in comparable circumstances to similar customers.
Significant Financing Component
For multi-year warranty service contracts in which there is a difference between the cash selling price and the consideration in the contract and a significant amount of time between the payment, which is due up-front,
and delivery of the services (greater than one year), the Company records an adjustment for significant financing to reflect the time value of money. The Company recognizes revenue associated with the cash selling price and interest expense using the effective interest method as the Company satisfies its performance obligation(s). The amount of interest expense the Company recognizes over the contract term is based on the contract liability balance, which increases for the accrual of interest and decreases as services are provided.
For services contracts that have an original duration of one year or less, the Company uses the practical expedient applicable to such contracts and does not adjust the transaction price for the time value of money.
Practical expedients elected
As part of the Company’s adoption of Topic 606, the Company elected to use the following practical expedients:

•
not to adjust the promised amount of consideration for the effects of a significant financing component when the Company expects, at contract inception, that the period between the Company’s transfer of a promised product or service to a customer and when the customer pays for that product or service will be one year or less;

•	to expense costs as incurred for costs to obtain a contract when the amortization period would have been one year or less;

•	to exclude government assessed taxes from the transaction price; and

•	not to recast revenue for contracts that begin and end in the same fiscal year.
Contract Costs
The Company capitalizes costs to obtain contracts that are considered incremental and recoverable, such as sales commissions. The capitalized costs are amortized to selling, general and administrative expense over the estimated period of benefit of the asset, which is the contract term. The Company elected to use the practical expedient to expense the costs to obtain a contract when the amortization period is less than one year. The Company has contract costs of $0.2 million and $0.4 million capitalized at December 31, 2020 and December 31, 2019, respectively. The capitalized costs are recorded as assets of discontinued operations in the balance sheets at December 31, 2020 and 2019.
Rental Income
The Company also adopted ASC Topic 842,
Leases
, on January 1, 2019 using the optional transitional method. There was no adjustment to accumulated deficit at January 1, 2019.
The Company also derives income pursuant to product lease agreements for its Pharos laser systems, as operating leases. Consequently, the Company retains title to the equipment and the equipment remains on Company’s balance sheet within property and equipment. Depreciation expense on these leased lasers is recorded to cost of revenues on a straight-line basis. The costs to maintain these leased lasers are charged to cost of revenues as incurred.
These lease arrangements contain one lease component (the laser) and one nonlease component (warranty service) for which the Company elected the practical expedient to not separate the nonlease component from the lease component. The Company accounts for the combined lease component as an operating lease and recognizes lease income on a straight-line basis over the lease term. Rental income from lease arrangements for the years ended December 31, 2020 and 2019 was $0.6 million and $0.7 million, respectively.

Shipping and Handling Costs
Shipping and handling costs
—Shipping and
handling
charged to customers is included in net product sales. Shipping and handling costs are included in selling, general and administrative expenses in the accompanying statements of operations. Shipping and handling costs were $0.1 million and $0.5 million for the years ended December 31, 2020 and 2019, respectively.

Advertising Expense
Advertising expense
—The Company
expenses
advertising costs as incurred.
There
was no advertising expense for the year ended December 31, 2020. Advertising expense for the year ended December 31, 2019 was $0.1 million.

Research and Development
Research and development
—Major components of research and development costs include personnel compensation expenses, stock-based compensation, consulting, materials and clinical trial expenses. Research and development expenses are charged to operations in the period they are incurred.

Patents
Patents
—The Company expenses patent
costs
, including related legal costs, as incurred and records such costs within selling, general and administrative expense in the accompanying statements of operations.

Share-based Compensation
Stock-based compensation
—
The Company evaluates whether an award should be classified and accounted for as a liability award or equity award for all stock-based compensation awards granted. There were no liability awards outstanding at December 31, 2020 or 2019.
Stock-based compensation expense for equity instruments issued to employees and directors is measured based on estimating the fair value of each stock option on the date of grant using the Black Scholes option pricing model. Equity instruments issued to nonemployee consultants and service providers are valued using the Black Scholes option pricing model and are subject to revaluation as the underlying equity instruments vest. The Company recognizes forfeitures as they occur.
The Company recognizes stock-based compensation expense as follows:

	Employees	Nonemployees
Service condition only	Straight-line	In the same period and in the same manner as if the Company paid cash for services.

Performance criterion is probable of being met:

Service criterion is complete	Recognize the grant date fair value of the award once the performance criterion is considered probable of occurrence	Recognize the grant date fair value of the award once the performance criterion is considered probable of occurrence

Service criterion is not complete	Straight-line	Straight-line unless a performance condition is not probable

Performance criterion is not probable of being met	No expense is recognized until the performance criterion is considered probable, at which point expense is recognized per above	No expense is recognized until the performance criterion is considered probable, at which point expense is recognized per above

Income Taxes
Income taxes
—The Company accounts for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax basis of assets and liabilities and are measured using enacted tax rates and laws that are expected to be in effect when the differences reverse. Any resulting net deferred tax assets are evaluated for recoverability and, accordingly, a valuation allowance is provided when it is more likely than not that all or some portion of the deferred tax asset will not be realized.
The Company accounts for uncertainty in income taxes using a two-step
approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining whether it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement. An uncertain tax position is considered effectively settled on completion of an examination by a taxing authority if certain other conditions are satisfied. Should the Company incur interest and penalties relating to tax uncertainties, such amounts would be classified as a component of interest expense and other expense, respectively.

Concentrations of Credit Risk
Concentrations of credit risk
—Credit risk represents the accounting loss that would be recognized at the reporting date if counterparties failed completely to perform as contracted. Concentrations of credit risk that arise from financial instruments exist for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions described below.
Financial instruments, which potentially subject the Company to concentration of credit risk, consist of cash, cash equivalents and short-term investments balances maintained in excess of Federal Depository Insurance Corporation limits, and accounts receivable which have no collateral or security. The Company monitors the financial condition of the banks in which it currently has deposits. The Company has not experienced any significant losses in this respect and believes that it is not exposed to any significant related risk.
Exposure to losses on accounts receivable is dependent on the individual customer’s financial condition. The Company monitors its exposure to credit losses and reserves for those accounts receivable that it deems to be not collectible.
The Company had four and three individual customers that represented greater than 10% of total net revenue for the years ended December 31, 2020 and 2019, respectively. One and three individual customers represented 10% of accounts receivable for each of the years ended December 31, 2020 and 2019, respectively.

Revenue
Revenue
The Company generates revenue from the sales of products and services. Product sales consist of the sales of catheters for use with the DABRA laser system. The Company has paused selling commercial product and is only selling catheters for use in the atherectomy clinical trial. The Company’s sales agreements generally do not include right-of-return
provisions for any form of consideration, including partial refund or credit against amounts owed to the Company. Services and other revenue primarily consist of billable services, including fees related to DABRA laser commercial usage agreements.
Catheter Revenue
When engaged in commercial sales, the Company enters into a DABRA laser commercial usage agreement or DABRA laser placement acknowledgement with each customer that is supplied a DABRA laser, collectively the “usage agreement”, which provides for specific terms of continued use of the DABRA laser, including a nominal periodic fee. The terms of a usage agreement typically allow the Company to place a DABRA laser at a customer’s specified location without a specified contract term. Under the usage agreement terms, the Company retains all ownership rights to the DABRA laser and is permitted to request the return of the equipment within 10 business days of notification. While the periodic fees are nominal, the usage agreement provides the Company the exclusive rights to supply related single-use
catheters to the customer which aggregate the majority of the product sales revenue. There are no specified minimum purchase commitments for the catheters.
The Company recognizes revenue associated with the usage agreements and catheter supply arrangements in accordance with Financial Accounting Standards Board (“FASB”) “
Revenue from Contracts with Customers (Topic 606),”
since (i) the contracts primarily include variable payments, (ii) the catheters are priced at their standalone selling price and (iii) the laser equipment is insignificant in the context of the contract. Revenue is recognized when the performance obligation is satisfied which is generally upon shipment of the catheters.
Distributor Transactions
In certain markets outside the U.S., the Company sold products and provided services to customers through distributors that specialize in medical device products. The terms of sales transactions through distributors were generally consistent with the terms of direct sales to customers. The Company accounted for these transactions in accordance with the Company’s revenue recognition policy described herein.
The following accounting policies are specifically related to the Company’s discontinued operations:
Laser Sales
The Company recognized revenue on laser sales at the point in time that control transferred to the customer. Control of the product typically transferred upon shipment.
Warranty Service Revenue
The Company typically provided a
12-month
warranty with the purchase of its laser systems. Customers could extend the warranty period through the purchase of extended warranty service contracts. Extended warranty service contracts were sold with contract terms ranging from 12 to 60 months and covered periods after the end of the initial
12-month
warranty period. The warranty provided the customer with maintenance services in addition to the assurance that the laser product complied with agreed-upon specifications. Therefore, the warranty service was treated as a separate performance obligation from the laser system. Warranty services were a stand-ready obligation, and the Company recognized revenue on a straight-line basis over the service contract term. Warranty service revenue was included in service and other revenue.
Contract Costs
The Company capitalized costs to obtain contracts that were considered incremental and recoverable, such as sales commissions. The capitalized costs were amortized to selling, general and administrative expense over the estimated period of benefit of the asset, which was the contract term. The Company elected to use the practical expedient to expense the costs to obtain a contract when the amortization period was less than one year.

These lease arrangements contained one lease component (the laser) and one non-lease
component (warranty service) for which the Company elected the practical expedient to not separate the non-lease
component from the lease component. The Company accounted for the combined lease component as an operating lease and recognized lease income on a straight-line basis over the lease term.
Rental Income
The Company also derived income pursuant to its product operating lease agreements for its Pharos laser systems, prior to the sale of the Dermatology Business. Consequently, the Company retained title to the equipment. Depreciation expense on the leased lasers was recorded to cost of revenues on a straight-line basis. The costs to maintain the leased lasers were charged to cost of revenues as incurred.
These lease arrangements contained one lease component (the laser) and one non-lease
component (warranty service) for which the Company elected the practical expedient to not separate the non-lease
component from the lease component. The Company accounted for the combined lease component as an operating lease and recognized lease income on a straight-line basis over the lease term.

Segment Information
Segment Information
After the sale of the Dermatology Business, the Company began operating its business in one segment, which includes all activities related to the research, development and manufacture of the DABRA system. The chief operating decision-maker reviews the operating results on an aggregate basis and manages the operations as a single operating segment.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies that the Company adopts as of the specified effective date. The Company has evaluated recently issued accounting pronouncements and, based on its preliminary assessment, does not believe any will have a material impact on the condensed financial statements or related footnote disclosures.

Recently Adopted Accounting Pronouncements
—As an emerging growth company, the Company may elect to adopt new or revised accounting standards when they become effective for non-public
companies, which typically is later than public companies must adopt the standards. The Company has elected to take advantage of the extended transition period afforded by the JOBS Act and, as a result, will comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for non-public
companies, which are the dates included below.
In June 2018, the FASB issued ASU
2018-07,
Improvements to Nonemployee Share-Based Payment Accounting
. ASU
2018-07
expands the scope of Topic 718,
Compensation—Stock Compensation
, to include share-based payments issued to nonemployees for goods or services. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned. ASU
2018-07
supersedes
Subtopic 505-50,
Equity—Equity-Based Payments to
Non-Employees
. The amendments are effective for fiscal years beginning after December 15, 2019. Early adoption is permitted, but no earlier than a company’s adoption date of Topic 606, Revenue from Contracts with Customers. The Company adopted this guidance on January 1, 2020 and there was no impact on the financial statements and related disclosures.

In August 2018, the FASB issued ASU No.
2018-13,
 Fair Value Measurement (Topic 820)
—Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement
, which is designed to improve the effectiveness of disclosures by removing, modifying and adding disclosures related to fair value measurements. ASU
No. 2018-13
is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, and the ASU allows for early adoption in any interim period after issuance of the update. The Company adopted this guidance on January 1, 2020 and there was no impact on the financial statements and related disclosures.
In June 2016, the FASB issued ASU
No. 2016-13, Financial
Instruments—Credit Losses (Topic 326), to require the measurement of expected credit losses for financial instruments held at the reporting date based on historical experience, current conditions and reasonable forecasts and applies to all financial assets, including trade receivables. The main objective of this ASU is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. ASU
No. 2016-13
is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Company adopted this guidance on January 1, 2020 and there was no material impact on the financial statements.
In December 2019, the FASB issued ASU
2019-12,
“
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
,” which simplifies various aspects related to accounting for income taxes. ASU 2019- 12 removes certain exceptions to the general principles in ASC 740 and also clarifies and amends existing guidance to improve consistent application. ASU
2019-12
is required to be adopted for annual periods beginning after December 15, 2020, including interim periods within those fiscal years. Early adoption is permitted. The Company adopted this guidance on January 1, 2021 and there was no material impact on the financial position, results of operations and cash flows.